Other Assets	12 Months Ended
Mar. 31, 2020
Current And Non Current Assets [Abstract]
Other Assets
17.	Other Assets
Components of other current assets and other
non-current
assets as of March 31, 2019 and 2020, are as follows:

	JPY (millions)
	2019	2020
Advance payments	40,254	44,558
Income taxes receivable	10,609	1,775
Prepaid expenses	43,747	44,665
Others	15,589	17,438

Other current assets	110,199	108,436

Net defined benefit assets	19,893	8,757
Long-term prepaid expenses	16,167	17,471
Others	—	4

Other non-current assets	36,060	26,232